Annual Total Returns [BarChart] - Payden Strategic Income Fund - Prospectus-Investor Class - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2015	1.78%
Annual Return 2016	3.65%
Annual Return 2017	4.24%
Annual Return 2018	(0.51%)
Annual Return 2019	8.33%
Annual Return 2020	6.19%